Lease - Leasee - Additional Information (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Presentation of leases for lessee [abstract]
Cash outflow for lease	R$ 1,216
Leases renewed	579
Impairemnt for leases	R$ (175)